Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 57,977	$ 157,692	$ 250,188
Accounts receivable		20,471	20,161
Inventory	$ 149,754	$ 217,109	$ 230,118
Deferred rents	(28,896)
Prepaid expense	3,000	$ 9,362
Total current assets	239,627	404,634	$ 500,467
Deposits	56,774	35,258	20,267
Fixed assets, net	1,004,971	1,129,151	858,743
Tenant improvements, net	886,550	577,781	52,021
Total assets	2,187,922	2,146,824	1,431,498
Current liabilities
Accounts payable and accrued liabilities	$ 1,644,274	910,251	270,525
Deferred rents - current portion		123,620	131,582
Equipment loan - current portion	$ 46,720	$ 45,052	30,829
Notes payable - current portion	422,851
Loans from related parties - current portion	79,537	$ 89,000	37,000
Total current liabilities	2,193,382	1,167,923	469,936
Deferred rents	1,521,592	820,349	163,408
Equipment loan	$ 119,270	127,908	84,523
Notes payable to related party		200,000	200,000
Notes payable	$ 450,000	700,000	$ 200,000
Declared dividends	85,399	96,660
Total liabilities	$ 4,369,643	$ 3,112,840	$ 1,117,867
Stockholders deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 and 0 shares issued and outstanding as of June 30, 2015 and December 31, 2014, respectively
Common stock; $0.0001 par value; 687,500,000 shares authorized; 34,383,109 and 15,903,948 shares issued and outstanding as of September 30, 2015 and December 31, 2014, respectively	$ 3,438	$ 1,590	$ 15,433
Additional paid-in capital	9,063,091	5,616,294	2,118,339
Accumulated deficit	(11,405,190)	(6,498,035)	(1,745,323)
Total stockholders deficit of the Company	(2,338,661)	(880,151)	388,449
Non-controlling interest	156,940	(85,865)	(74,818)
Total stockholders deficit to the Company	(2,181,721)	(966,016)	313,631
Total liabilities and stockholders deficit	$ 2,187,922	$ 2,146,824	$ 1,431,498